Average Annual Total Returns (Invesco Conservative Allocation Fund)	12 Months Ended
May 02, 2011
Return Before Taxes | Class A, Invesco Conservative Allocation Fund
Average Annual Total Returns
Column	Class A: Inception (04/30/04)
Label	Return Before Taxes
1 Year	1.35%
5 Years	1.72%
Since Inception	2.44%
Inception Date	Apr. 30, 2004
Return Before Taxes | Class B, Invesco Conservative Allocation Fund
Average Annual Total Returns
Column	Class B: Inception (04/30/04)
1 Year	1.52%
5 Years	1.79%
Since Inception	2.55%
Inception Date	Apr. 30, 2004
Return Before Taxes | Class C, Invesco Conservative Allocation Fund
Average Annual Total Returns
Column	Class C: Inception (04/30/04)
1 Year	5.52%
5 Years	2.11%
Since Inception	2.54%
Inception Date	Apr. 30, 2004
Return Before Taxes | Class R, Invesco Conservative Allocation Fund
Average Annual Total Returns
Column	Class R: Inception (04/30/04)
1 Year	7.13%
5 Years	2.65%
Since Inception	3.07%
Inception Date	Apr. 30, 2004
Return Before Taxes | Class Y, Invesco Conservative Allocation Fund
Average Annual Total Returns
Column	Class Y: Inception (10/03/08) [1]
1 Year	7.63%
5 Years	3.01%
Since Inception	3.40%
Inception Date	Oct. 03, 2008
Return After Taxes on Distributions | Class A, Invesco Conservative Allocation Fund
Average Annual Total Returns
Column	Class A: Inception (04/30/04)
Label	Return After Taxes on Distributions
1 Year	0.56%
5 Years	0.45%
Since Inception	1.30%
Inception Date	Apr. 30, 2004
Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco Conservative Allocation Fund
Average Annual Total Returns
Column	Class A: Inception (04/30/04)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	0.91%
5 Years	0.80%
Since Inception	1.48%
Inception Date	Apr. 30, 2004
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
Since Inception	4.03%
Inception Date	Apr. 30, 2004
Custom Conservative Allocation Index (pre-09/30/10)
Average Annual Total Returns
Label	Custom Conservative Allocation Index (pre-09/30/10):
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	9.25%
5 Years	5.10%
Since Inception	5.37%
Inception Date	Apr. 30, 2004
Custom Conservative Allocation Index (post-09/30/10)
Average Annual Total Returns
Label	Custom Conservative Allocation Index (post-09/30/10):
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	9.17%
5 Years	5.08%
Since Inception	5.36%
Inception Date	Apr. 30, 2004
Lipper Mixed-Asset Target Allocation Conservative Funds Index
Average Annual Total Returns
Label	Lipper Mixed-Asset Target Allocation Conservative Funds Index:
1 Year	9.99%
5 Years	4.93%
Since Inception	5.00%
Inception Date	Apr. 30, 2004

[1]	Class Y shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement.